Consolidated Cash Flows Supplemental Cash Flow Information (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 2,838	$ 2,872	$ 5,621	$ 5,535	$ 5,189
Cash paid for taxes	215	262	262	223	224
Non cash investing and financing activities:
Disposal of fully depreciated real estate	21	437	598	564	698
Financed insurance premiums	649	502	616	568	476
Accrued offering costs	305	666	0	0	0
Acquisition of real estate in exchange for OP units	0	0	0	3,625	0
Disposal of real estate in settlement of lawsuit	0	0	0	0	7,844
Reclassification of dividend reinvestment shares with rescission rights	0	0	606	0	(606)
Change in fair value of available-for-sale securities	$ (209)	$ 0	$ 0	$ 0	$ 0